Borrowings - Summary of Carrying Amount of Borrowings Excluding Term Loan and PPP Loan and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Abstract]
As at January 1, at fair value	$ 18,611	$ 23,050
Senior secured bonds sold, at cash		560
Interest paid	(1,656)	(2,246)
Interest accrued	1,495	2,008
Fair value movements	(1,417)	94
Redemptions related to convertible promissory notes		(4,480)
Repurchases and redemptions of senior secured bonds	(17,352)
Translation differences	$ 319	(375)
As at December 31, at fair value		$ 18,611